Deferred tax assets and liabilities - Unrecognized deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	$ 160,600	$ 114,300
Unused tax losses for which no deferred tax asset recognised	48,600	48,600
Unrecognized deferred tax assets	39,686	16,407
Unrecognized deferred tax liabilities	0	0
Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	12,226	270
Unrecognized deferred tax liabilities	0	0
Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	0	0
Unrecognized deferred tax liabilities	(12,162)	(12,162)
Unused tax losses & tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	39,622	28,299
Unrecognized deferred tax liabilities	0	0
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	51,848	28,569
Unrecognized deferred tax liabilities	(12,162)	(12,162)
Offset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	12,162	12,162
Unrecognized deferred tax liabilities	$ (12,162)	$ (12,162)